JPMorgan BetaBuilders Emerging Markets Equity ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
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JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Australia — 0.0% ^
Yancoal Australia Ltd. (a)	19,300	75,309
Brazil — 5.3%
Ambev SA	323,721	855,302
Atacadao SA	40,731	86,076
B3 SA - Brasil Bolsa Balcao	413,074	1,090,547
Banco Bradesco SA	112,549	311,677
Banco Bradesco SA (Preference)	390,173	1,209,643
Banco BTG Pactual SA	86,767	631,873
Banco do Brasil SA	62,886	717,660
BB Seguridade Participacoes SA	49,785	345,673
Braskem SA (Preference), Class A *	14,784	53,354
Caixa Seguridade Participacoes S/A	38,123	109,420
CCR SA	86,800	230,736
Centrais Eletricas Brasileiras SA	77,958	643,251
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	24,953	399,699
Cia Energetica de Minas Gerais	21,615	65,442
Cia Energetica de Minas Gerais (Preference)	114,464	266,615
Cia Siderurgica Nacional SA	46,648	166,748
Companhia Paranaense de Energia *	19,522	35,384
Companhia Paranaense de Energia (Preference)	78,088	159,820
Cosan SA	87,622	324,886
CPFL Energia SA	13,901	101,654
CSN Mineracao SA	44,321	61,189
Energisa SA	21,423	218,839
Engie Brasil Energia SA	19,712	161,415
Equatorial Energia SA	82,048	588,399
Gerdau SA (Preference)	87,215	370,907
Hapvida Participacoes e Investimentos SA * (a)	388,864	306,106
Hypera SA *	31,136	199,659
Itau Unibanco Holding SA (Preference)	355,910	2,361,287
Itausa SA (Preference)	423,125	857,455
Klabin SA	64,960	280,194
Localiza Rent a Car SA	64,778	711,402
Lojas Renner SA	76,384	248,374
Natura & Co. Holding SA *	72,712	235,994
Neoenergia SA	41,404	171,653
Petroleo Brasileiro SA	271,687	2,331,143
Petroleo Brasileiro SA (Preference)	341,762	2,810,997
PRIO SA	58,992	524,860
Raia Drogasil SA	95,075	485,507
Rede D'Or Sao Luiz SA (a)	96,550	526,364
Rumo SA	90,800	423,174
Sendas Distribuidora SA	101,823	282,385
Suzano SA	55,916	584,283
Telefonica Brasil SA	28,106	291,022
TIM SA	62,440	219,543
Transmissora Alianca de Energia Eletrica S/A	16,912	126,028
Vale SA	266,121	3,652,020

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Brazil — continued
Vibra Energia SA *	90,052	432,593
WEG SA	117,098	763,416
		28,031,668
Chile — 0.5%
Banco de Chile	3,394,104	380,550
Banco de Credito e Inversiones SA	6,479	171,556
Banco Santander Chile	5,152,448	238,283
Cencosud SA	100,632	175,126
Cencosud Shopping SA	36,919	61,585
Cia Cervecerias Unidas SA	9,710	58,897
Cia Sud Americana de Vapores SA	1,162,896	83,797
Empresas CMPC SA	85,904	139,970
Empresas Copec SA	32,726	208,052
Enel Americas SA	1,508,864	152,915
Enel Chile SA	1,891,624	113,705
Falabella SA *	98,039	233,014
Latam Airlines Group SA *	13,763,298	170,080
Sociedad Quimica y Minera de Chile SA (Preference), Class B	11,144	483,010
		2,670,540
China — 23.3%
360 Security Technology, Inc., Class A *	44,800	42,433
37 Interactive Entertainment Network Technology Group Co. Ltd.	16,800	38,826
AAC Technologies Holdings, Inc.	56,000	125,750
AECC Aviation Power Co. Ltd., Class A	16,800	73,415
Agricultural Bank of China Ltd., Class A	1,002,400	542,447
Agricultural Bank of China Ltd., Class H	2,077,000	804,196
Airtac International Group	11,000	329,667
Akeso, Inc. * (a)	39,000	198,031
Alibaba Group Holding Ltd.	1,287,100	11,543,972
Alibaba Health Information Technology Ltd. *	374,000	137,429
Aluminum Corp. of China Ltd., Class A	79,700	63,262
Aluminum Corp. of China Ltd., Class H	306,000	149,133
Anhui Conch Cement Co. Ltd., Class A	24,700	79,420
Anhui Conch Cement Co. Ltd., Class H	91,500	183,268
Anhui Gujing Distillery Co. Ltd., Class A	2,600	72,061
Anhui Jianghuai Automobile Group Corp. Ltd., Class A *	12,100	20,543
Anjoy Foods Group Co. Ltd., Class A	5,700	58,994
ANTA Sports Products Ltd.	99,400	838,981
Asymchem Laboratories Tianjin Co. Ltd., Class A	5,700	67,978
Autohome, Inc., Class A	19,400	118,283
Baidu, Inc., Class A *	165,700	2,145,354
Baiyin Nonferrous Group Co. Ltd., Class A	984,100	335,762
Bank of Beijing Co. Ltd., Class A	130,700	92,685
Bank of China Ltd., Class H	5,835,000	2,189,703
Bank of Communications Co. Ltd., Class A	246,400	205,927
Bank of Communications Co. Ltd., Class H	534,000	315,917
Bank of Jiangsu Co. Ltd., Class A	96,100	97,874

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Bank of Nanjing Co. Ltd., Class A	63,900	73,807
Bank of Ningbo Co. Ltd., Class A	44,800	134,293
Baoshan Iron & Steel Co. Ltd., Class A	137,800	118,025
BeiGene Ltd. *	59,900	678,860
Beijing Enterprises Holdings Ltd.	56,000	202,682
Beijing Kingsoft Office Software, Inc., Class A	3,357	99,664
Beijing Tongrentang Co. Ltd., Class A	11,300	68,700
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	5,800	43,555
Bilibili, Inc., Class Z *	18,740	169,211
BOC Aviation Ltd. (a)	16,800	125,956
BOC Hong Kong Holdings Ltd.	263,000	630,357
BOE Technology Group Co. Ltd., Class A	235,200	117,782
Bosideng International Holdings Ltd.	252,000	113,918
BYD Co. Ltd., Class A	4,500	107,159
BYD Co. Ltd., Class H	72,500	1,623,288
BYD Electronic International Co. Ltd.	56,500	193,547
C&D International Investment Group Ltd.	61,000	100,730
Cambricon Technologies Corp. Ltd., Class A *	2,627	39,817
CGN Power Co. Ltd., Class H (a)	739,000	207,086
Changchun High & New Technology Industry Group, Inc., Class A	5,600	89,008
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	5,600	98,688
China CITIC Bank Corp. Ltd., Class H	667,000	330,567
China Coal Energy Co. Ltd., Class H	162,000	177,905
China Construction Bank Corp., Class H	7,187,000	4,268,098
China CSSC Holdings Ltd., Class A	28,000	119,121
China Eastern Airlines Corp. Ltd., Class A *	159,000	82,807
China Everbright Bank Co. Ltd., Class A	286,900	125,833
China Everbright Environment Group Ltd.	272,000	94,868
China Feihe Ltd. (a)	280,000	128,278
China First Heavy Industries Co. Ltd., Class A *	1,034,800	377,088
China Galaxy Securities Co. Ltd., Class H	268,500	131,556
China Gas Holdings Ltd.	231,600	211,155
China Hongqiao Group Ltd.	190,500	139,658
China International Capital Corp. Ltd., Class A	13,200	59,376
China International Capital Corp. Ltd., Class H (a)	134,400	159,754
China Jushi Co. Ltd., Class A	37,800	48,273
China Lesso Group Holdings Ltd.	76,000	33,669
China Life Insurance Co. Ltd., Class H	546,000	629,452
China Literature Ltd. * (a)	33,600	97,727
China Longyuan Power Group Corp. Ltd., Class H	260,000	156,835
China Medical System Holdings Ltd.	96,000	137,187
China Mengniu Dairy Co. Ltd.	235,000	520,694
China Merchants Bank Co. Ltd., Class A	134,400	575,117
China Merchants Bank Co. Ltd., Class H	254,500	927,751
China Merchants Energy Shipping Co. Ltd., Class A	50,300	45,686
China Merchants Port Holdings Co. Ltd.	114,000	140,947
China Merchants Securities Co. Ltd., Class A	44,800	83,402
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	50,400	61,611

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
China Minsheng Banking Corp. Ltd., Class A	224,000	123,116
China Minsheng Banking Corp. Ltd., Class H	504,000	167,627
China National Building Material Co. Ltd., Class H	350,000	123,460
China National Nuclear Power Co. Ltd., Class A	116,800	134,726
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	22,400	52,597
China Oilfield Services Ltd., Class H	140,000	134,555
China Overseas Land & Investment Ltd.	308,000	465,939
China Pacific Insurance Group Co. Ltd., Class A	37,800	131,187
China Pacific Insurance Group Co. Ltd., Class H	194,400	357,691
China Petroleum & Chemical Corp., Class A	286,900	238,173
China Petroleum & Chemical Corp., Class H	1,730,000	899,952
China Power International Development Ltd.	382,000	142,918
China Railway Group Ltd., Class A	128,800	113,226
China Railway Group Ltd., Class H	325,000	148,635
China Resources Beer Holdings Co. Ltd.	122,000	441,194
China Resources Gas Group Ltd.	69,700	197,668
China Resources Land Ltd.	218,000	661,860
China Resources Mixc Lifestyle Services Ltd. (a)	56,000	161,718
China Resources Pharmaceutical Group Ltd. (a)	145,500	88,715
China Resources Power Holdings Co. Ltd.	136,000	275,142
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	6,200	45,135
China Shenhua Energy Co. Ltd., Class A	56,000	289,974
China Shenhua Energy Co. Ltd., Class H	251,500	954,112
China Southern Airlines Co. Ltd., Class A *	89,600	71,876
China Suntien Green Energy Corp. Ltd., Class A	117,700	124,631
China Taiping Insurance Holdings Co. Ltd.	134,400	111,569
China Three Gorges Renewables Group Co. Ltd., Class A	179,200	110,444
China Tourism Group Duty Free Corp. Ltd., Class A	16,800	186,786
China Tourism Group Duty Free Corp. Ltd., Class H (a)	8,200	71,912
China Tower Corp. Ltd., Class H (a)	3,188,000	354,638
China Vanke Co. Ltd., Class A	61,600	82,446
China Vanke Co. Ltd., Class H	173,600	136,588
China Yangtze Power Co. Ltd., Class A	151,200	513,518
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,300	20,461
Chongqing Changan Automobile Co. Ltd., Class A	56,000	99,740
Chongqing Water Group Co. Ltd., Class A	501,900	405,597
Chow Tai Fook Jewellery Group Ltd.	173,000	234,361
CITIC Ltd.	468,000	451,711
CITIC Securities Co. Ltd., Class A	78,400	223,964
CITIC Securities Co. Ltd., Class H	140,000	273,241
CMOC Group Ltd., Class A	112,000	83,723
CMOC Group Ltd., Class H	282,000	154,467
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	21,600	39,598
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	112,000	104,140
COSCO SHIPPING Holdings Co. Ltd., Class H	216,000	226,936
Country Garden Holdings Co. Ltd. * (b)	145,000	11,760
Country Garden Services Holdings Co. Ltd.	169,000	111,640
CSC Financial Co. Ltd., Class A	26,200	81,547

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
CSPC Pharmaceutical Group Ltd.	638,000	469,370
Daqin Railway Co. Ltd., Class A	93,800	97,460
East Buy Holding Ltd. * (a)	32,000	94,018
ENN Energy Holdings Ltd.	58,500	435,465
ENN Natural Gas Co. Ltd., Class A	19,100	46,415
Everbright Securities Co. Ltd., Class A	24,100	52,465
Everdisplay Optronics Shanghai Co. Ltd., Class A *	714,161	209,512
Far East Horizon Ltd.	138,000	100,968
Flat Glass Group Co. Ltd., Class A	11,500	32,613
Flat Glass Group Co. Ltd., Class H	42,000	63,169
Focus Media Information Technology Co. Ltd., Class A	105,400	82,910
Foshan Haitian Flavouring & Food Co. Ltd., Class A	39,260	185,742
Fosun International Ltd.	168,000	88,162
Foxconn Industrial Internet Co. Ltd., Class A	59,900	110,711
Full Truck Alliance Co. Ltd., ADR *	50,568	317,567
Fuyao Glass Industry Group Co. Ltd., Class H (a)	46,000	207,962
Ganfeng Lithium Group Co. Ltd. (a)	33,600	89,756
Ganfeng Lithium Group Co. Ltd., Class A	11,300	53,532
GCL Technology Holdings Ltd.	1,548,000	178,117
GD Power Development Co. Ltd., Class A	110,300	68,647
Geely Automobile Holdings Ltd.	427,000	404,736
Genscript Biotech Corp. *	66,000	109,554
GF Securities Co. Ltd., Class H	89,600	90,174
Giant Biogene Holding Co. Ltd. * (a)	29,000	117,456
GigaDevice Semiconductor, Inc., Class A	5,600	48,676
GoerTek, Inc., Class A	21,300	45,065
Great Wall Motor Co. Ltd., Class A	19,000	54,066
Great Wall Motor Co. Ltd., Class H	170,000	167,383
Gree Electric Appliances, Inc. of Zhuhai, Class A	39,200	192,524
Guangdong Haid Group Co. Ltd., Class A	10,500	55,205
Guangdong Investment Ltd.	226,000	131,389
Guanghui Energy Co. Ltd., Class A	40,600	39,747
Guangzhou Automobile Group Co. Ltd., Class H	220,000	86,958
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,900	30,928
Guosen Securities Co. Ltd., Class A	53,000	59,301
Guotai Junan Securities Co. Ltd., Class A	45,300	92,172
H World Group Ltd.	125,800	394,311
Haidilao International Holding Ltd. (a)	130,000	204,817
Haier Smart Home Co. Ltd., Class A	39,200	121,950
Haier Smart Home Co. Ltd., Class H	171,600	484,884
Hainan Airlines Holding Co. Ltd., Class A *	264,900	50,419
Hainan Airport Infrastructure Co. Ltd., Class A *	70,800	34,383
Haitian International Holdings Ltd.	77,000	171,395
Hangzhou First Applied Material Co. Ltd., Class A	11,600	36,697
Hansoh Pharmaceutical Group Co. Ltd. (a)	80,000	120,156
Heilongjiang Agriculture Co. Ltd., Class A	259,600	411,421
Hengan International Group Co. Ltd.	56,500	174,952
Hengli Petrochemical Co. Ltd., Class A *	42,600	69,559

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Hisense Home Appliances Group Co. Ltd.	27,000	64,819
Hopson Development Holdings Ltd. *	82,178	37,992
Hoyuan Green Energy Co. Ltd.	7,806	26,823
Hua Hong Semiconductor Ltd. * (a)	77,000	139,497
Huadian Power International Corp. Ltd., Class A	52,100	44,077
Huadian Power International Corp. Ltd., Class H	126,000	60,425
Huadong Medicine Co. Ltd., Class A	11,000	44,314
Huaneng Power International, Inc., Class A *	72,800	88,629
Huaneng Power International, Inc., Class H *	336,000	189,476
Huatai Securities Co. Ltd., Class A	44,500	85,192
Huatai Securities Co. Ltd., Class H (a)	123,200	145,342
Huaxia Bank Co. Ltd., Class A	98,600	83,090
Huayu Automotive Systems Co. Ltd., Class A	91,100	206,105
Huizhou Desay Sv Automotive Co. Ltd., Class A	5,600	66,327
Hundsun Technologies, Inc., Class A	16,800	49,104
Hygeia Healthcare Holdings Co. Ltd. (a)	26,800	87,338
IEIT Systems Co. Ltd., Class A	9,300	36,310
Iflytek Co. Ltd., Class A	16,800	89,262
Industrial & Commercial Bank of China Ltd., Class A	632,800	455,156
Industrial & Commercial Bank of China Ltd., Class H	5,361,000	2,611,504
Industrial Bank Co. Ltd., Class A	134,400	294,393
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A *	274,000	54,098
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	44,800	168,965
Inner Mongolia Yitai Coal Co. Ltd., Class B	74,700	141,304
Innovent Biologics, Inc. * (a)	94,500	380,732
iQIYI, Inc., ADR *	34,449	115,404
JA Solar Technology Co. Ltd., Class A	22,400	53,261
JD Health International, Inc. * (a)	84,000	277,182
JD Logistics, Inc. * (a)	173,800	151,758
JD.com, Inc., Class A	185,350	2,090,032
Jiangsu Eastern Shenghong Co. Ltd., Class A	39,900	54,912
Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,300	56,377
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	44,800	233,960
Jiangsu King's Luck Brewery JSC Ltd., Class A	7,800	48,058
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	11,200	142,534
Jiangsu Zhongtian Technology Co. Ltd., Class A	21,200	34,132
Jiangxi Copper Co. Ltd., Class H	93,000	130,063
Jinko Solar Co. Ltd., Class A	55,090	60,739
JiuGui Liquor Co. Ltd., Class A	5,700	49,313
Jointown Pharmaceutical Group Co. Ltd., Class A	137,051	132,676
KE Holdings, Inc., Class A	168,200	787,383
Kingboard Holdings Ltd.	55,500	98,785
Kingdee International Software Group Co. Ltd. *	224,000	216,533
Kingsoft Corp. Ltd.	73,800	179,537
Kuaishou Technology * (a)	172,700	870,466
Kunlun Energy Co. Ltd.	270,000	241,892
Kweichow Moutai Co. Ltd., Class A	7,000	1,564,631
Lenovo Group Ltd.	532,000	557,042

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Li Auto, Inc., Class A *	76,200	1,053,307
Li Ning Co. Ltd.	181,000	386,674
Liaoning Cheng Da Co. Ltd., Class A	51,000	73,358
Liaoning Port Co. Ltd., Class A	2,107,200	401,539
Longfor Group Holdings Ltd. (a)	150,500	166,875
LONGi Green Energy Technology Co. Ltd., Class A	50,400	135,683
Luxshare Precision Industry Co. Ltd., Class A	44,800	158,647
Luzhou Laojiao Co. Ltd., Class A	9,000	184,170
Meituan * (a)	397,200	3,194,770
Microport Scientific Corp. *	56,600	41,800
MINISO Group Holding Ltd.	30,800	130,269
Minth Group Ltd.	70,000	113,465
Montage Technology Co. Ltd., Class A	6,895	43,132
Muyuan Foods Co. Ltd., Class A	39,200	192,405
NARI Technology Co. Ltd., Class A	53,880	157,378
NAURA Technology Group Co. Ltd., Class A	3,500	110,560
NetEase, Inc.	130,300	2,532,786
New China Life Insurance Co. Ltd., Class A	13,000	55,289
New China Life Insurance Co. Ltd., Class H	66,300	118,321
New Oriental Education & Technology Group, Inc. *	107,100	826,624
Ningbo Deye Technology Co. Ltd., Class A	11,040	103,950
Ningbo Tuopu Group Co. Ltd., Class A	6,900	46,813
Ningxia Baofeng Energy Group Co. Ltd., Class A	44,300	82,226
NIO, Inc., Class A *	110,040	617,641
Nongfu Spring Co. Ltd., Class H (a)	133,000	721,812
Oppein Home Group, Inc., Class A	3,400	28,998
Orient Securities Co. Ltd., Class A	45,100	51,924
PDD Holdings, Inc., ADR *	46,941	5,955,405
People.cn Co. Ltd., Class A	6,100	18,267
People's Insurance Co. Group of China Ltd. (The), Class H	633,000	196,786
PetroChina Co. Ltd., Class H	1,548,000	1,119,770
PICC Property & Casualty Co. Ltd., Class H	506,000	629,396
Ping An Bank Co. Ltd., Class A	123,200	162,255
Ping An Healthcare and Technology Co. Ltd. * (a)	43,200	62,024
Ping An Insurance Group Co. of China Ltd., Class A	72,800	411,305
Ping An Insurance Group Co. of China Ltd., Class H	464,500	1,952,546
Poly Developments and Holdings Group Co. Ltd., Class A	78,400	104,482
Pop Mart International Group Ltd. (a)	47,200	105,852
Postal Savings Bank of China Co. Ltd., Class A	245,300	161,612
Postal Savings Bank of China Co. Ltd., Class H (a)	715,000	343,850
Power Construction Corp. of China Ltd., Class A	112,000	78,431
Qingdao Rural Commercial Bank Corp., Class A *	1,000,500	363,207
Qinghai Salt Lake Industry Co. Ltd., Class A *	39,200	78,191
Remegen Co. Ltd., Class H * (a)	13,000	25,354
Rongsheng Petrochemical Co. Ltd., Class A	67,200	88,502
SAIC Motor Corp. Ltd., Class A	72,300	137,627
Sanan Optoelectronics Co. Ltd., Class A	30,700	46,962
Sany Heavy Equipment International Holdings Co. Ltd.	80,000	52,068

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Sany Heavy Industry Co. Ltd., Class A	56,000	102,000
Seres Group Co. Ltd., Class A *	9,500	74,943
SF Holding Co. Ltd., Class A	33,600	165,202
Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	615,100	380,103
Shaanxi Coal Industry Co. Ltd., Class A	61,600	207,579
Shandong Gold Mining Co. Ltd., Class A	22,400	64,097
Shandong Hi-Speed Holdings Group Ltd. *	140,000	99,387
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	13,100	44,409
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	188,000	120,477
Shanghai Baosight Software Co. Ltd., Class A	11,300	64,421
Shanghai Baosight Software Co. Ltd., Class B	46,920	92,440
Shanghai Construction Group Co. Ltd., Class A	1,033,400	333,783
Shanghai Electric Group Co. Ltd., Class A *	451,500	249,924
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	36,000	61,125
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	21,000	25,062
Shanghai International Airport Co. Ltd., Class A *	16,900	77,919
Shanghai Junshi Biosciences Co. Ltd., Class H * (a)	22,400	35,017
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	19,400	45,797
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	59,700	84,387
Shanghai Pudong Development Bank Co. Ltd., Class A	184,800	175,716
Shanghai Putailai New Energy Technology Co. Ltd., Class A	12,500	28,608
Shanghai RAAS Blood Products Co. Ltd., Class A	34,400	30,796
Shanxi Coking Coal Energy Group Co. Ltd., Class A	34,300	50,132
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	18,000	59,351
Shanxi Meijin Energy Co. Ltd., Class A *	47,400	35,334
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	7,300	203,604
Shenwan Hongyuan Group Co. Ltd., Class A	210,600	128,130
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	6,200	22,371
Shenzhen Transsion Holdings Co. Ltd., Class A	5,300	100,747
Shenzhou International Group Holdings Ltd.	61,600	548,573
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	9,300	25,472
Sichuan Road and Bridge Group Co. Ltd., Class A	48,100	53,787
Silergy Corp.	25,000	307,669
Sinopec Oilfield Service Corp., Class A *	202,900	49,359
Sinopharm Group Co. Ltd., Class H	104,400	274,518
Sinotruk Hong Kong Ltd.	51,000	115,831
Smoore International Holdings Ltd. (a)	168,000	101,590
Spring Airlines Co. Ltd., Class A *	6,100	44,398
StarPower Semiconductor Ltd., Class A	5,500	97,314
Sunny Optical Technology Group Co. Ltd.	55,800	342,968
TAL Education Group, ADR *	36,070	383,785
TBEA Co. Ltd., Class A	31,440	61,421
TCL Technology Group Corp., Class A *	116,200	65,473
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	30,400	52,002
Tencent Holdings Ltd.	456,900	15,859,603
Tencent Music Entertainment Group, Class A *	100,800	460,265
Tianqi Lithium Corp., Class A	11,200	72,592
Tingyi Cayman Islands Holding Corp.	146,000	145,378

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Tongcheng Travel Holdings Ltd. * (a)	89,600	182,771
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	63,900	82,478
Tongwei Co. Ltd., Class A	33,600	108,907
Topsports International Holdings Ltd. (a)	224,000	145,193
Trip.com Group Ltd. *	40,650	1,479,637
Tsingtao Brewery Co. Ltd.	48,000	273,922
Tuhu Car, Inc. * (a)	30,500	102,213
Unigroup Guoxin Microelectronics Co. Ltd., Class A *	5,700	41,443
Uni-President China Holdings Ltd.	94,000	52,802
Unisplendour Corp. Ltd., Class A *	22,400	48,363
Vipshop Holdings Ltd., ADR *	19,529	310,316
Wanhua Chemical Group Co. Ltd., Class A	22,400	217,979
Want Want China Holdings Ltd.	386,000	212,800
Weichai Power Co. Ltd., Class H	151,000	266,585
Western Securities Co. Ltd., Class A	480,700	398,980
Will Semiconductor Co. Ltd., Class A	9,900	118,947
Wingtech Technology Co. Ltd., Class A *	7,700	35,854
Wuliangye Yibin Co. Ltd., Class A	21,400	377,225
WUS Printed Circuit Kunshan Co. Ltd., Class A	11,900	32,567
WuXi AppTec Co. Ltd., Class A	16,900	128,065
WuXi AppTec Co. Ltd., Class H (a)	28,000	193,732
XCMG Construction Machinery Co. Ltd., Class A	73,100	57,231
Xiamen Faratronic Co. Ltd., Class A	5,800	69,431
Xinhu Zhongbao Co. Ltd., Class A	80,000	23,478
Xinjiang Daqo New Energy Co. Ltd., Class A	11,187	40,763
Xinyi Glass Holdings Ltd.	126,000	104,457
Xinyi Solar Holdings Ltd.	362,000	166,209
XPeng, Inc., Class A *	80,200	334,005
Yadea Group Holdings Ltd. (a)	112,000	153,563
Yangzijiang Shipbuilding Holdings Ltd.	197,600	246,688
Yankuang Energy Group Co. Ltd., Class A	25,050	79,707
Yankuang Energy Group Co. Ltd., Class H	168,000	345,153
Yongan Futures Co. Ltd., Class A	191,101	359,938
Yonyou Network Technology Co. Ltd., Class A	21,300	33,123
Yuexiu Property Co. Ltd.	124,000	77,650
Yum China Holdings, Inc.	30,055	1,039,602
Yunnan Energy New Material Co. Ltd., Class A	5,900	34,860
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	5,500	152,485
Zhaojin Mining Industry Co. Ltd., Class H	108,000	100,675
Zhejiang Century Huatong Group Co. Ltd., Class A *	46,100	26,931
Zhejiang China Commodities City Group Co. Ltd., Class A	34,000	35,223
Zhejiang Dahua Technology Co. Ltd., Class A	20,700	44,665
Zhejiang Huayou Cobalt Co. Ltd., Class A	10,400	36,055
Zhejiang Leapmotor Technology Co. Ltd. * (a)	51,100	138,086
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	22,300	65,145
Zhejiang Zheneng Electric Power Co. Ltd., Class A *	83,000	62,110
ZhongAn Online P&C Insurance Co. Ltd., Class H * (a)	52,400	81,863
Zhongsheng Group Holdings Ltd.	56,000	94,529

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Zhuzhou CRRC Times Electric Co. Ltd., Class H	41,100	100,895
Zijin Mining Group Co. Ltd., Class A	128,800	215,988
Zijin Mining Group Co. Ltd., Class H	396,000	587,610
ZJLD Group, Inc. * (a)	37,000	37,325
ZTE Corp., Class A	27,300	83,385
ZTE Corp., Class H	58,200	101,138
ZTO Express Cayman, Inc.	31,050	504,562
		123,684,730
Colombia — 0.2%
Banco de Bogota SA	8,568	69,970
Bancolombia SA	21,504	180,913
Bancolombia SA (Preference)	35,336	278,407
Ecopetrol SA	352,157	211,169
Grupo Energia Bogota SA ESP	282,073	164,797
Grupo Nutresa SA	8,190	94,562
Interconexion Electrica SA ESP	34,664	150,087
		1,149,905
Czech Republic — 0.1%
CEZ A/S	11,869	449,661
Komercni Banka A/S	5,452	178,867
		628,528
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	178,440	508,003
Greece — 0.4%
Eurobank Ergasias Services and Holdings SA *	183,097	353,599
Hellenic Telecommunications Organization SA	15,288	212,272
JUMBO SA	8,310	233,496
Motor Oil Hellas Corinth Refineries SA	5,025	137,283
Mytilineos SA	7,362	302,332
National Bank of Greece SA *	40,038	304,412
OPAP SA	13,611	235,645
Public Power Corp. SA *	15,266	202,006
		1,981,045
Hong Kong — 0.2%
J&T Global Express Ltd. *	401,600	792,110
Kingboard Laminates Holdings Ltd.	62,000	37,263
Nine Dragons Paper Holdings Ltd. *	130,000	48,163
Orient Overseas International Ltd.	10,500	156,746
Sino Biopharmaceutical Ltd.	784,000	282,896
		1,317,178
Hungary — 0.2%
MOL Hungarian Oil & Gas plc	26,737	219,125
OTP Bank Nyrt.	16,643	771,050
Richter Gedeon Nyrt.	10,162	274,319
		1,264,494

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — 20.5%
ABB India Ltd.	4,088	230,239
ACC Ltd.	6,552	200,654
Adani Energy Solutions Ltd. *	26,920	348,163
Adani Enterprises Ltd.	30,062	1,137,744
Adani Green Energy Ltd. *	28,669	580,731
Adani Ports & Special Economic Zone Ltd.	66,640	968,789
Adani Power Ltd. *	70,825	480,802
Adani Total Gas Ltd.	21,504	264,779
Adani Wilmar Ltd. *	12,208	52,418
Alkem Laboratories Ltd.	4,550	273,562
Ambuja Cements Ltd.	54,387	366,042
Apollo Hospitals Enterprise Ltd.	7,963	608,883
Ashok Leyland Ltd.	112,392	237,934
Asian Paints Ltd.	54,091	1,921,396
Astral Ltd.	8,721	192,136
AU Small Finance Bank Ltd. (a)	25,536	195,936
Aurobindo Pharma Ltd.	23,930	331,467
Avenue Supermarts Ltd. * (a)	12,958	592,079
Axis Bank Ltd.	167,562	2,154,397
Bajaj Auto Ltd.	4,992	461,475
Bajaj Finance Ltd.	18,567	1,536,819
Bajaj Finserv Ltd.	28,293	554,348
Balkrishna Industries Ltd.	6,328	187,015
Bandhan Bank Ltd. (a)	59,192	163,069
Bank of Baroda	80,808	240,619
Berger Paints India Ltd.	21,974	149,545
Bharat Electronics Ltd.	270,103	604,968
Bharat Forge Ltd.	19,992	297,160
Bharat Petroleum Corp. Ltd.	74,536	451,767
Bharti Airtel Ltd.	170,874	2,410,440
Biocon Ltd.	35,266	114,093
Bosch Ltd.	672	190,715
Britannia Industries Ltd.	8,965	560,725
Canara Bank	28,336	164,495
CG Power & Industrial Solutions Ltd.	47,118	265,820
Cholamandalam Investment and Finance Co. Ltd.	30,800	438,784
Cipla Ltd.	40,785	663,335
Coal India Ltd.	165,780	811,719
Colgate-Palmolive India Ltd.	10,360	320,849
Container Corp. of India Ltd.	21,392	228,341
Cummins India Ltd.	9,977	275,655
Dabur India Ltd.	47,146	306,238
Divi's Laboratories Ltd.	9,610	424,812
DLF Ltd.	60,727	586,227
Dr Reddy's Laboratories Ltd.	9,464	695,386
Eicher Motors Ltd.	10,864	502,907
Embassy Office Parks, REIT	47,432	205,135
FSN E-Commerce Ventures Ltd. *	88,221	173,584

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
GAIL India Ltd.	205,464	427,527
Godrej Consumer Products Ltd.	29,512	413,850
Godrej Properties Ltd. *	9,072	259,197
Grasim Industries Ltd.	28,301	741,281
Havells India Ltd.	16,251	253,209
HCL Technologies Ltd.	78,368	1,486,304
HDFC Asset Management Co. Ltd. (a)	7,567	326,409
HDFC Bank Ltd.	412,544	7,254,944
HDFC Life Insurance Co. Ltd. (a)	72,026	500,133
Hero MotoCorp Ltd.	10,136	564,283
Hindalco Industries Ltd.	110,150	767,148
Hindustan Aeronautics Ltd. (a)	13,672	494,753
Hindustan Petroleum Corp. Ltd. *	49,896	278,458
Hindustan Unilever Ltd.	65,755	1,966,185
ICICI Bank Ltd.	367,025	4,545,657
ICICI Lombard General Insurance Co. Ltd. (a)	17,442	313,865
ICICI Prudential Life Insurance Co. Ltd. (a)	30,352	183,875
IDFC First Bank Ltd. *	264,014	267,998
Indian Bank	18,296	110,053
Indian Hotels Co. Ltd.	66,411	393,805
Indian Oil Corp. Ltd.	294,469	521,466
Indian Railway Catering & Tourism Corp. Ltd.	28,319	333,099
Indian Railway Finance Corp. Ltd. (a)	130,550	275,299
Indraprastha Gas Ltd.	27,328	141,771
Indus Towers Ltd. *	59,192	158,153
IndusInd Bank Ltd.	42,260	780,168
Info Edge India Ltd.	5,712	345,845
Infosys Ltd.	300,973	6,000,251
InterGlobe Aviation Ltd. * (a)	9,309	331,978
ITC Ltd.	219,882	1,168,911
Jindal Steel & Power Ltd.	34,691	316,396
Jio Financial Services Ltd. *	252,934	755,188
JSW Energy Ltd.	39,056	237,658
JSW Steel Ltd.	94,364	929,139
Jubilant Foodworks Ltd.	29,848	186,755
Kotak Mahindra Bank Ltd.	80,287	1,764,614
L&T Technology Services Ltd. (a)	2,072	139,051
Larsen & Toubro Ltd.	49,472	2,071,159
Linde India Ltd.	1,567	105,467
LTIMindtree Ltd. (a)	6,782	444,213
Lupin Ltd.	18,816	340,742
Macrotech Developers Ltd. (a)	18,816	242,795
Mahindra & Mahindra Ltd.	74,382	1,479,091
Mankind Pharma Ltd. *	5,503	131,980
Marico Ltd.	47,419	301,613
Maruti Suzuki India Ltd.	10,024	1,229,454
Max Healthcare Institute Ltd.	49,041	461,190
Mphasis Ltd.	6,440	201,239

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
MRF Ltd.	225	385,815
Muthoot Finance Ltd.	8,379	140,800
Nestle India Ltd.	26,340	794,534
NHPC Ltd.	213,972	234,547
NMDC Ltd.	89,264	236,334
NTPC Ltd.	348,289	1,333,478
Oil & Natural Gas Corp. Ltd.	294,093	893,371
One 97 Communications Ltd. *	20,091	183,697
Page Industries Ltd.	448	201,243
Patanjali Foods Ltd.	7,274	139,141
Persistent Systems Ltd.	3,893	390,709
Petronet LNG Ltd.	58,576	189,889
PI Industries Ltd.	6,062	246,343
Pidilite Industries Ltd.	18,941	577,304
Polycab India Ltd.	4,456	232,917
Power Finance Corp. Ltd.	96,960	517,729
Power Grid Corp. of India Ltd.	332,697	1,039,129
Procter & Gamble Hygiene & Health Care Ltd.	728	151,179
Punjab National Bank	172,032	237,053
REC Ltd.	85,103	511,227
Reliance Industries Ltd.	301,177	10,347,396
Samvardhana Motherson International Ltd.	194,121	264,649
SBI Cards & Payment Services Ltd.	22,176	191,167
SBI Life Insurance Co. Ltd. (a)	30,078	508,581
Shree Cement Ltd.	1,185	407,273
Shriram Finance Ltd.	20,933	622,217
Siemens Ltd.	6,714	334,730
Solar Industries India Ltd.	1,881	146,551
Sona Blw Precision Forgings Ltd. (a)	30,903	230,014
SRF Ltd.	10,954	306,387
Star Health & Allied Insurance Co. Ltd. *	14,921	104,159
State Bank of India	131,108	1,012,727
Steel Authority of India Ltd.	109,009	160,773
Sun Pharmaceutical Industries Ltd.	81,418	1,390,936
Sundaram Finance Ltd.	7,415	318,113
Supreme Industries Ltd.	4,442	221,001
Tata Communications Ltd.	8,604	179,983
Tata Consultancy Services Ltd.	73,614	3,381,174
Tata Consumer Products Ltd.	44,764	602,819
Tata Elxsi Ltd.	2,688	246,043
Tata Motors Ltd.	131,790	1,402,620
Tata Motors Ltd., Class A	35,278	248,091
Tata Power Co. Ltd. (The)	128,747	603,729
Tata Steel Ltd.	608,257	996,022
Tech Mahindra Ltd.	51,545	825,781
Titan Co. Ltd.	29,680	1,320,696
Torrent Pharmaceuticals Ltd.	7,616	232,094
Tube Investments of India Ltd.	9,074	426,525

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
India — continued
TVS Motor Co. Ltd.	17,913	431,618
UltraTech Cement Ltd.	8,706	1,064,500
Union Bank of India Ltd.	108,893	183,255
United Spirits Ltd.	23,240	304,731
UPL Ltd.	38,489	249,063
Varun Beverages Ltd.	35,269	544,077
Vedanta Ltd.	87,192	287,877
Vodafone Idea Ltd. *	736,587	126,958
Voltas Ltd.	17,808	234,249
Wipro Ltd.	104,959	600,308
Yes Bank Ltd. *	1,487,131	431,894
Zomato Ltd. *	431,061	724,242
Zydus Lifesciences Ltd.	19,768	180,908
		109,100,185
Indonesia — 2.1%
Adaro Energy Indonesia Tbk. PT	1,097,600	166,426
Adaro Minerals Indonesia Tbk. PT *	493,300	46,047
Amman Mineral Internasional PT *	909,600	433,921
Aneka Tambang Tbk.	722,300	70,867
Astra International Tbk. PT	1,584,800	513,539
Avia Avian Tbk. PT	1,388,800	51,046
Bank Central Asia Tbk. PT	4,074,700	2,465,301
Bank Mandiri Persero Tbk. PT	2,701,100	1,137,206
Bank Negara Indonesia Persero Tbk. PT	1,164,800	423,772
Bank Rakyat Indonesia Persero Tbk. PT	4,753,600	1,712,416
Barito Pacific Tbk. PT	2,133,600	143,125
Bayan Resources Tbk. PT	626,700	781,934
Bukit Asam Tbk. PT	302,700	50,066
Capital Financial Indonesia Tbk. PT *	1,307,300	61,306
Charoen Pokphand Indonesia Tbk. PT	560,000	158,940
Dayamitra Telekomunikasi PT	1,385,800	59,686
Elang Mahkota Teknologi Tbk. PT	3,108,000	91,223
GoTo Gojek Tokopedia Tbk. PT *	8,148,500	45,202
Gudang Garam Tbk. PT	35,600	44,403
Indah Kiat Pulp & Paper Tbk. PT	201,600	99,865
Indocement Tunggal Prakarsa Tbk. PT	145,600	83,139
Indofood CBP Sukses Makmur Tbk. PT	168,000	125,179
Indofood Sukses Makmur Tbk. PT	347,200	140,289
Indosat Tbk. PT	97,100	58,918
Kalbe Farma Tbk. PT	1,484,600	142,081
Merdeka Battery Materials Tbk. PT *	2,189,400	91,572
Merdeka Copper Gold Tbk. PT *	1,075,200	183,759
Mitra Keluarga Karyasehat Tbk. PT (a)	425,600	72,552
Pantai Indah Kapuk Dua Tbk. PT *	118,300	36,285
Petrindo Jaya Kreasi Tbk. PT *	123,100	51,292
Sarana Menara Nusantara Tbk. PT	1,692,600	95,208
Semen Indonesia Persero Tbk. PT	257,600	101,169

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Indonesia — continued
Sumber Alfaria Trijaya Tbk. PT	1,489,600	250,006
Telkom Indonesia Persero Tbk. PT	3,635,800	911,956
Transcoal Pacific Tbk. PT	75,300	35,073
Trimegah Bangun Persada Tbk. PT	666,200	38,198
Unilever Indonesia Tbk. PT	442,400	86,910
United Tractors Tbk. PT	156,400	227,188
		11,287,065
Kuwait — 0.9%
Agility Public Warehousing Co. KSC *	143,608	270,226
Boubyan Bank KSCP	116,872	232,942
Gulf Bank KSCP	280,000	263,539
Kuwait Finance House KSCP	692,500	1,735,755
Mabanee Co. KPSC	48,834	122,284
Mobile Telecommunications Co. KSCP	161,597	276,183
National Bank of Kuwait SAKP	582,478	1,854,625
		4,755,554
Luxembourg — 0.0% ^
Reinet Investments SCA	9,775	244,990
Malaysia — 1.7%
AMMB Holdings Bhd.	168,000	150,411
Axiata Group Bhd.	369,600	212,950
CELCOMDIGI Bhd.	291,300	260,966
CIMB Group Holdings Bhd.	565,600	744,977
Dialog Group Bhd.	459,200	177,590
Gamuda Bhd.	252,000	269,049
Genting Bhd.	166,700	166,068
Genting Malaysia Bhd.	302,400	172,303
HAP Seng Consolidated Bhd.	35,200	34,753
Hong Leong Bank Bhd.	54,000	219,154
IHH Healthcare Bhd.	240,800	310,680
IOI Corp. Bhd.	240,800	203,031
Kuala Lumpur Kepong Bhd.	43,500	203,997
Malayan Banking Bhd.	536,900	1,050,176
Malaysia Airports Holdings Bhd.	84,200	136,917
Maxis Bhd.	217,400	174,655
MISC Bhd.	160,700	249,443
MR DIY Group M Bhd. (a)	436,800	127,438
Petronas Chemicals Group Bhd.	216,800	309,875
Petronas Dagangan Bhd.	28,000	126,326
Petronas Gas Bhd.	73,100	274,164
PPB Group Bhd.	55,100	168,445
Press Metal Aluminium Holdings Bhd.	295,100	295,348
Public Bank Bhd.	1,115,000	1,033,624
RHB Bank Bhd.	282,800	334,551
Sime Darby Bhd.	242,300	124,321
Sime Darby Plantation Bhd.	281,600	262,602
Telekom Malaysia Bhd.	177,900	222,336

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Malaysia — continued
Tenaga Nasional Bhd.	325,200	737,028
YTL Power International Bhd.	197,600	171,034
		8,924,212
Mexico — 2.3%
Arca Continental SAB de CV	35,897	408,118
Becle SAB de CV	35,084	65,351
Cemex SAB de CV *	1,064,171	882,301
Coca-Cola Femsa SAB de CV	38,579	366,659
Fibra Uno Administracion SA de CV, REIT	224,504	381,271
Fomento Economico Mexicano SAB de CV	117,630	1,592,890
GMexico Transportes SAB de CV (a)	40,445	91,880
Gruma SAB de CV, Class B	13,248	247,849
Grupo Aeroportuario del Pacifico SAB de CV, Class B	28,196	439,039
Grupo Aeroportuario del Sureste SAB de CV, Class B	13,337	388,212
Grupo Bimbo SAB de CV	99,090	450,558
Grupo Carso SAB de CV	36,641	343,131
Grupo Elektra SAB de CV	3,790	254,091
Grupo Financiero Banorte SAB de CV, Class O	211,798	2,153,605
Grupo Financiero Inbursa SAB de CV, Class O *	131,332	388,239
Grupo Mexico SAB de CV	230,448	1,187,889
Industrias Penoles SAB de CV *	14,560	191,226
Kimberly-Clark de Mexico SAB de CV, Class A	110,040	249,854
Operadora De Sites Mexicanos SAB de CV	84,515	91,824
Orbia Advance Corp. SAB de CV	72,755	144,821
Promotora y Operadora de Infraestructura SAB de CV	17,040	167,712
Wal-Mart de Mexico SAB de CV	368,698	1,522,862
		12,009,382
Peru — 0.2%
Credicorp Ltd.	4,996	741,556
Enel Distribucion Peru SAA	39,856	38,229
InRetail Peru Corp. (a)	2,408	85,484
		865,269
Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	175,720	151,262
ACEN Corp.	686,900	51,777
Ayala Corp.	19,600	236,164
Ayala Land, Inc.	470,400	284,266
Bank of the Philippine Islands	154,000	301,774
BDO Unibank, Inc.	164,080	422,389
International Container Terminal Services, Inc.	63,280	273,623
JG Summit Holdings, Inc.	238,700	162,398
Jollibee Foods Corp.	34,720	156,655
Manila Electric Co.	21,840	140,532
Metropolitan Bank & Trust Co.	251,190	254,441
Monde Nissin Corp. (a)	565,600	88,515
PLDT, Inc.	6,720	151,967

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Philippines — continued
San Miguel Corp.	39,400	75,588
SM Investments Corp.	35,900	573,133
SM Prime Holdings, Inc.	901,600	548,535
Universal Robina Corp.	68,320	135,496
		4,008,515
Qatar — 0.9%
Commercial Bank PSQC (The)	249,816	359,862
Dukhan Bank	188,385	202,458
Industries Qatar QSC	217,751	716,049
Masraf Al Rayan QSC	504,968	325,693
Mesaieed Petrochemical Holding Co.	319,289	147,324
Ooredoo QPSC	85,878	252,374
Qatar Electricity & Water Co. QSC	42,553	202,369
Qatar Fuel QSC	58,424	251,629
Qatar Gas Transport Co. Ltd.	259,633	247,340
Qatar International Islamic Bank QSC	91,056	260,610
Qatar Islamic Bank SAQ	128,153	686,345
Qatar National Bank QPSC	326,331	1,388,041
		5,040,094
Saudi Arabia — 4.0%
ACWA Power Co.	9,828	627,570
Advanced Petrochemical Co.	9,912	100,534
Al Rajhi Bank	143,968	3,213,787
Alinma Bank	71,525	787,796
Almarai Co. JSC	19,488	296,729
Arabian Drilling Co.	1,999	89,446
Arabian Internet & Communications Services Co.	2,016	175,898
Bank Al-Jazira *	31,360	168,493
Banque Saudi Fransi	46,144	490,752
Bupa Arabia for Cooperative Insurance Co.	5,442	299,633
Dr Sulaiman Al Habib Medical Services Group Co.	6,735	520,630
Elm Co.	1,770	424,878
Etihad Etisalat Co.	29,456	409,231
Jarir Marketing Co.	45,920	186,614
Mouwasat Medical Services Co.	7,266	229,628
Nahdi Medical Co.	3,080	115,497
Rabigh Refining & Petrochemical Co. *	30,684	74,635
Riyad Bank	114,099	861,142
SABIC Agri-Nutrients Co.	17,861	608,985
Sahara International Petrochemical Co.	28,056	234,913
Saudi Arabian Mining Co. *	88,944	1,097,616
Saudi Arabian Oil Co. (a)	319,891	2,605,861
Saudi Aramco Base Oil Co.	3,914	151,975
Saudi Awwal Bank	73,504	702,210
Saudi Basic Industries Corp.	66,108	1,370,392
Saudi Electricity Co.	61,824	311,959
Saudi Industrial Investment Group	28,896	156,146

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Saudi Arabia — continued
Saudi Investment Bank (The)	38,248	158,820
Saudi Kayan Petrochemical Co. *	57,400	140,216
Saudi National Bank (The)	213,938	2,310,430
Saudi Tadawul Group Holding Co.	3,752	206,620
Saudi Telecom Co.	131,805	1,434,251
Savola Group (The)	23,184	277,891
Yanbu National Petrochemical Co.	21,504	219,941
		21,061,119
South Africa — 2.7%
Absa Group Ltd.	63,931	558,215
African Rainbow Minerals Ltd.	8,456	83,772
Anglo American Platinum Ltd.	4,368	184,925
Aspen Pharmacare Holdings Ltd.	28,226	292,595
Bid Corp. Ltd.	24,558	595,675
Bidvest Group Ltd. (The)	25,660	338,291
Capitec Bank Holdings Ltd.	7,080	754,070
Clicks Group Ltd.	17,469	280,792
Discovery Ltd.	38,033	281,411
Exxaro Resources Ltd.	18,816	187,457
FirstRand Ltd.	401,864	1,455,439
Gold Fields Ltd.	67,381	994,225
Growthpoint Properties Ltd., REIT	258,718	163,750
Impala Platinum Holdings Ltd.	66,640	258,673
Kumba Iron Ore Ltd.	4,256	125,710
Mr Price Group Ltd.	18,393	168,325
MTN Group Ltd.	132,762	677,478
Naspers Ltd., Class N	13,618	2,281,903
Nedbank Group Ltd.	32,074	372,605
Northam Platinum Holdings Ltd.	27,218	183,363
Old Mutual Ltd.	354,481	235,900
OUTsurance Group Ltd.	62,172	138,972
Pepkor Holdings Ltd. (a)	136,308	140,512
Remgro Ltd.	39,910	336,163
Sanlam Ltd.	129,941	495,750
Sasol Ltd.	43,530	378,089
Shoprite Holdings Ltd.	35,303	511,919
Sibanye Stillwater Ltd.	220,305	265,498
Standard Bank Group Ltd.	98,162	1,047,236
Vodacom Group Ltd.	40,943	204,163
Woolworths Holdings Ltd.	67,849	251,392
		14,244,268
South Korea — 11.8%
Amorepacific Corp. *	2,296	202,530
AMOREPACIFIC Group *	2,547	46,803
BGF retail Co. Ltd. *	743	78,638
BNK Financial Group, Inc.	22,421	126,102
Celltrion, Inc.	10,719	1,438,390

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
CJ CheilJedang Corp.	634	138,447
CJ Corp. *	1,149	80,704
CosmoAM&T Co. Ltd. *	1,777	175,667
Coway Co. Ltd. *	4,200	174,215
DB Insurance Co. Ltd. *	3,284	216,632
Doosan Bobcat, Inc.	4,083	155,497
Doosan Enerbility Co. Ltd. *	33,815	390,629
Ecopro BM Co. Ltd. *	3,508	556,831
Ecopro Co. Ltd. *	1,465	546,455
F&F Co. Ltd. *	1,400	74,349
GS Holdings Corp. *	5,479	190,008
Hana Financial Group, Inc.	23,072	824,996
Hanjin Kal Corp. *	2,767	151,647
Hankook Tire & Technology Co. Ltd. *	5,992	229,339
Hanmi Pharm Co. Ltd. *	504	122,279
Hanmi Semiconductor Co. Ltd. *	3,889	169,598
Hanon Systems	12,488	58,285
Hanwha Aerospace Co. Ltd. *	2,576	266,032
Hanwha Ocean Co. Ltd. *	5,063	83,204
Hanwha Solutions Corp. *	8,624	214,243
HD Hyundai Co. Ltd.	3,565	190,013
HD Hyundai Heavy Industries Co. Ltd. *	1,568	133,603
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. *	3,168	268,794
HLB, Inc. *	9,114	459,697
HMM Co. Ltd. *	19,689	282,978
Hotel Shilla Co. Ltd.	2,578	112,292
HYBE Co. Ltd. *	1,384	208,670
Hyundai Engineering & Construction Co. Ltd. *	5,600	144,933
Hyundai Glovis Co. Ltd. *	1,368	179,129
Hyundai Marine & Fire Insurance Co. Ltd. *	4,449	112,996
Hyundai Mobis Co. Ltd.	4,502	705,704
Hyundai Motor Co.	10,369	1,508,174
Hyundai Motor Co. (Preference)	2,554	225,675
Hyundai Rotem Co. Ltd. *	5,600	118,095
Hyundai Steel Co. *	6,390	160,016
Industrial Bank of Korea *	22,400	210,166
Kakao Corp. *	22,786	891,065
KakaoBank Corp. *	25,886	526,138
Kakaopay Corp. *	1,904	67,196
Kangwon Land, Inc. *	9,619	107,921
KB Financial Group, Inc.	27,978	1,187,323
Kia Corp. *	18,107	1,390,818
Korea Aerospace Industries Ltd. *	5,600	210,990
Korea Electric Power Corp. *	18,862	279,703
Korea Investment Holdings Co. Ltd. *	3,188	146,381
Korea Zinc Co. Ltd.	916	324,502
Korean Air Lines Co. Ltd. *	14,027	235,835
Krafton, Inc. *	2,244	359,840

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
KT Corp. *	10,024	265,516
KT&G Corp.	7,590	515,469
Kum Yang Co. Ltd. *	2,250	131,446
Kumho Petrochemical Co. Ltd. *	1,344	125,326
L&F Co. Ltd. *	1,886	201,088
LG Chem Ltd.	3,459	1,121,702
LG Chem Ltd. (Preference)	560	113,533
LG Corp. *	8,136	499,579
LG Display Co. Ltd. *	17,304	150,374
LG Electronics, Inc.	7,920	552,058
LG Energy Solution Ltd. *	3,129	888,138
LG H&H Co. Ltd.	728	165,001
LG Innotek Co. Ltd.	1,064	151,754
Lotte Chemical Corp. *	1,456	142,420
Meritz Financial Group, Inc. *	7,037	361,280
Mirae Asset Securities Co. Ltd. *	17,748	104,353
NAVER Corp.	10,605	1,581,441
NCSoft Corp. *	1,232	181,831
Netmarble Corp. * (a)	2,016	87,878
Orion Corp.	1,960	135,563
Pan Ocean Co. Ltd. *	18,594	50,645
Pearl Abyss Corp. *	2,912	71,111
Posco DX Co. Ltd. *	3,848	163,989
POSCO Future M Co. Ltd. *	2,337	440,209
POSCO Holdings, Inc.	5,078	1,611,149
Posco International Corp. *	2,763	108,455
Samsung Biologics Co. Ltd. * (a)	1,344	846,011
Samsung C&T Corp.	6,421	663,318
Samsung Electro-Mechanics Co. Ltd.	4,042	420,372
Samsung Electronics Co. Ltd.	372,285	20,228,790
Samsung Electronics Co. Ltd. (Preference)	60,443	2,644,735
Samsung Engineering Co. Ltd. *	11,972	199,687
Samsung Fire & Marine Insurance Co. Ltd. *	2,297	454,530
Samsung Heavy Industries Co. Ltd. *	53,089	289,341
Samsung Life Insurance Co. Ltd.	7,089	368,384
Samsung SDI Co. Ltd.	3,817	1,059,308
Samsung SDS Co. Ltd.	2,903	330,131
Samsung Securities Co. Ltd.	4,899	137,702
Shinhan Financial Group Co. Ltd.	35,896	1,099,856
SK Biopharmaceuticals Co. Ltd. *	2,184	151,697
SK Bioscience Co. Ltd. *	1,905	90,534
SK Hynix, Inc.	40,624	4,068,115
SK IE Technology Co. Ltd. * (a)	2,184	121,053
SK Innovation Co. Ltd. *	4,399	383,345
SK Square Co. Ltd. *	6,417	249,289
SK Telecom Co. Ltd.	8,400	315,829
SK, Inc.	2,704	370,661
SKC Co. Ltd. *	1,568	89,898

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — continued
S-Oil Corp.	3,248	165,129
Woori Financial Group, Inc.	46,889	486,162
Yuhan Corp. *	4,292	189,703
		62,805,055
Taiwan — 16.3%
Accton Technology Corp.	39,000	656,080
Acer, Inc.	235,000	345,120
Advanced Energy Solution Holding Co. Ltd.	4,000	80,640
Advantech Co. Ltd.	38,196	411,723
Alchip Technologies Ltd.	5,000	620,200
ASE Technology Holding Co. Ltd.	247,000	1,067,972
Asia Cement Corp.	195,000	247,283
Asustek Computer, Inc.	53,000	752,563
AUO Corp.	560,000	327,264
Catcher Technology Co. Ltd.	53,000	329,328
Cathay Financial Holding Co. Ltd.	727,000	1,022,329
Chailease Holding Co. Ltd.	121,200	670,906
Chang Hwa Commercial Bank Ltd.	451,450	252,024
Cheng Shin Rubber Industry Co. Ltd.	160,000	231,991
Chicony Electronics Co. Ltd.	52,000	272,648
China Airlines Ltd.	225,000	146,144
China Development Financial Holding Corp. *	1,132,000	434,595
China Steel Corp.	950,000	761,266
Chunghwa Telecom Co. Ltd.	233,000	883,283
Compal Electronics, Inc.	335,000	384,197
CTBC Financial Holding Co. Ltd.	1,432,000	1,299,128
Delta Electronics, Inc.	149,000	1,333,340
E Ink Holdings, Inc.	67,000	444,324
E.Sun Financial Holding Co. Ltd.	1,103,149	870,704
Eclat Textile Co. Ltd.	15,000	261,799
Elite Material Co. Ltd.	22,000	323,194
eMemory Technology, Inc.	5,000	445,948
Eva Airways Corp.	201,000	202,605
Evergreen Marine Corp. Taiwan Ltd.	76,000	364,539
Far Eastern New Century Corp.	285,000	281,194
Far EasTone Telecommunications Co. Ltd.	122,000	313,152
Feng TAY Enterprise Co. Ltd.	52,360	269,969
First Financial Holding Co. Ltd.	806,260	684,209
Formosa Chemicals & Fibre Corp.	304,000	548,832
Formosa Plastics Corp.	335,000	769,846
Foxconn Technology Co. Ltd.	87,000	140,101
Fubon Financial Holding Co. Ltd.	611,000	1,255,940
Giant Manufacturing Co. Ltd.	26,000	147,990
Gigabyte Technology Co. Ltd.	42,000	415,615
Global Unichip Corp.	6,000	294,580
Globalwafers Co. Ltd.	16,000	295,594
Highwealth Construction Corp.	122,600	155,061

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
Hiwin Technologies Corp.	23,000	161,439
Hon Hai Precision Industry Co. Ltd.	846,000	2,767,456
Hotai Motor Co. Ltd.	34,520	699,308
Hua Nan Financial Holdings Co. Ltd.	732,000	504,238
Innolux Corp.	690,550	359,142
Inventec Corp.	235,000	412,735
Largan Precision Co. Ltd.	7,000	554,993
Lite-On Technology Corp.	168,000	581,803
MediaTek, Inc.	114,000	3,517,769
Mega Financial Holding Co. Ltd.	822,360	987,836
Micro-Star International Co. Ltd.	58,000	336,402
momo.com, Inc.	7,500	104,107
Nan Ya Plastics Corp.	392,000	759,700
Nan Ya Printed Circuit Board Corp.	19,000	137,169
Nanya Technology Corp.	91,000	199,587
Nien Made Enterprise Co. Ltd.	17,000	181,736
Novatek Microelectronics Corp.	43,000	700,457
Oneness Biotech Co. Ltd.	28,163	155,134
Pegatron Corp.	163,000	429,696
PharmaEssentia Corp. *	25,000	251,023
Phison Electronics Corp.	13,000	218,325
Polaris Group *	42,000	94,719
Pou Chen Corp.	195,000	196,304
Powerchip Semiconductor Manufacturing Corp.	233,000	200,340
Powertech Technology, Inc.	56,000	259,991
President Chain Store Corp.	42,000	354,117
Quanta Computer, Inc.	211,000	1,668,381
Radiant Opto-Electronics Corp.	52,000	229,962
Realtek Semiconductor Corp.	37,000	553,720
Ruentex Development Co. Ltd.	153,900	175,311
Ruentex Industries Ltd.	62,000	118,800
Shanghai Commercial & Savings Bank Ltd. (The)	369,000	521,523
Shin Kong Financial Holding Co. Ltd. *	1,020,000	273,107
Simplo Technology Co. Ltd.	14,000	181,175
Sino-American Silicon Products, Inc.	42,000	256,806
SinoPac Financial Holdings Co. Ltd.	933,740	571,423
Synnex Technology International Corp.	99,000	227,302
Taishin Financial Holding Co. Ltd.	875,750	479,746
Taiwan Business Bank	484,728	206,570
Taiwan Cement Corp.	478,000	486,477
Taiwan Cooperative Financial Holding Co. Ltd.	733,100	594,762
Taiwan Mobile Co. Ltd.	108,000	337,591
Taiwan Semiconductor Manufacturing Co. Ltd.	1,780,000	35,632,930
Tatung Co. Ltd. *	157,000	219,056
Teco Electric and Machinery Co. Ltd.	122,000	178,928
Tripod Technology Corp.	37,000	220,934
Unimicron Technology Corp.	96,000	538,587
Uni-President Enterprises Corp.	359,000	829,607

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
United Microelectronics Corp.	878,000	1,367,625
Vanguard International Semiconductor Corp.	67,000	157,207
Voltronic Power Technology Corp.	6,000	256,577
Walsin Lihwa Corp.	228,000	257,432
Wan Hai Lines Ltd.	112,000	174,865
Win Semiconductors Corp.	29,000	142,895
Winbond Electronics Corp.	210,000	182,535
Wistron Corp.	207,000	757,894
Wiwynn Corp.	8,000	564,007
WPG Holdings Ltd.	125,000	347,988
Yageo Corp.	29,000	510,084
Yang Ming Marine Transport Corp.	133,000	202,802
Yuanta Financial Holding Co. Ltd.	905,515	780,640
Zhen Ding Technology Holding Ltd.	56,000	180,283
		86,526,278
Thailand — 1.5%
Advanced Info Service PCL, NVDR	82,900	511,276
Airports of Thailand PCL, NVDR	314,700	529,909
B Grimm Power PCL, NVDR	96,300	75,233
Bangkok Bank PCL, NVDR	44,300	176,055
Bangkok Dusit Medical Services PCL, NVDR	350,200	271,453
Bangkok Expressway & Metro PCL, NVDR	588,000	121,763
Banpu PCL, NVDR	294,400	51,393
Berli Jucker PCL, NVDR	264,900	176,539
BTS Group Holdings PCL, NVDR	532,200	89,927
Bumrungrad Hospital PCL, NVDR	30,100	203,646
Carabao Group PCL, NVDR	35,400	75,151
Central Pattana PCL, NVDR	104,200	189,952
Central Retail Corp. PCL, NVDR	235,200	219,922
Charoen Pokphand Foods PCL, NVDR	228,400	119,837
CP ALL PCL, NVDR	331,800	488,443
CP Axtra PCL, NVDR	119,500	95,794
Delta Electronics Thailand PCL, NVDR	331,700	734,058
Energy Absolute PCL, NVDR	140,000	156,500
Gulf Energy Development PCL, NVDR	400,800	490,915
Home Product Center PCL, NVDR	308,000	91,092
Indorama Ventures PCL, NVDR	223,600	148,727
Intouch Holdings PCL, NVDR	89,200	185,234
Kasikornbank PCL, NVDR	85,300	288,916
Krung Thai Bank PCL, NVDR	268,800	120,480
Krungthai Card PCL, NVDR	81,800	100,850
Minor International PCL, NVDR	206,700	177,716
Muangthai Capital PCL, NVDR	54,200	64,810
Osotspa PCL, NVDR	117,600	68,947
PTT Exploration & Production PCL, NVDR	104,800	442,289
PTT Global Chemical PCL, NVDR	128,800	121,448
PTT Oil & Retail Business PCL, NVDR	235,200	118,522

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Thailand — continued
PTT PCL, NVDR	629,400	597,476
SCB X PCL, NVDR	67,200	196,693
SCG Packaging PCL, NVDR	93,100	82,566
Siam Cement PCL (The), NVDR	22,400	170,503
Siam Global House PCL, NVDR	169,600	72,728
Thai Life Insurance PCL, NVDR	233,300	54,841
TMBThanachart Bank PCL, NVDR	3,701,600	186,690
		8,068,294
Turkey — 0.8%
Akbank TAS	239,680	311,994
Aselsan Elektronik Sanayi ve Ticaret A/S	92,736	154,636
BIM Birlesik Magazalar A/S	33,883	424,891
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S *	2,760	55,664
Coca-Cola Icecek A/S	5,755	101,524
Enka Insaat ve Sanayi A/S	86,681	106,434
Eregli Demir ve Celik Fabrikalari TAS *	134,608	190,863
Ford Otomotiv Sanayi A/S	5,432	157,885
Gubre Fabrikalari TAS *	5,888	28,252
Haci Omer Sabanci Holding A/S	100,014	239,028
Hektas Ticaret TAS *	185,836	108,900
KOC Holding A/S	49,718	262,583
Petkim Petrokimya Holding A/S *	95,992	68,594
Sasa Polyester Sanayi A/S *	36,778	46,662
Tofas Turk Otomobil Fabrikasi A/S	9,744	79,043
Turk Hava Yollari AO *	53,075	475,758
Turkcell Iletisim Hizmetleri A/S	92,792	209,619
Turkiye Garanti Bankasi A/S	45,452	95,126
Turkiye Is Bankasi A/S, Class C	263,936	222,550
Turkiye Petrol Rafinerileri A/S	66,801	329,118
Turkiye Sise ve Cam Fabrikalari A/S	102,872	166,857
Yapi ve Kredi Bankasi A/S	240,738	172,910
		4,008,891
United Arab Emirates — 2.7%
Abu Dhabi Commercial Bank PJSC	213,994	524,360
Abu Dhabi Islamic Bank PJSC	113,512	346,134
Abu Dhabi National Oil Co. for Distribution PJSC	224,672	217,151
ADNOC Drilling Co. PJSC	130,376	130,271
ADNOC Logistics & Services	103,254	110,480
Aldar Properties PJSC	282,576	392,365
Alpha Dhabi Holding PJSC *	102,835	497,243
Americana Restaurants International plc	215,988	182,884
Dubai Electricity & Water Authority PJSC	661,076	451,762
Dubai Islamic Bank PJSC	220,791	379,912
Emaar Development PJSC	61,701	116,759
Emaar Properties PJSC	466,596	943,398
Emirates NBD Bank PJSC	180,485	869,760
Emirates Telecommunications Group Co. PJSC	255,522	1,334,326

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Arab Emirates — continued
Fertiglobe plc	89,834	68,239
First Abu Dhabi Bank PJSC	324,401	1,293,287
International Holding Co. PJSC *	54,299	5,908,959
Multiply Group PJSC *	246,802	193,793
Q Holding PJSC *	160,664	138,226
Salik Co. PJSC	141,400	133,587
		14,232,896
United States — 0.1%
JBS SA	51,968	246,393
Parade Technologies Ltd.	6,000	212,863
		459,256
Total Common Stocks (Cost $532,400,426)		528,952,723
	NO. OF RIGHTS
Rights — 0.0% ^
South Korea — 0.0% ^
LG Display Co. Ltd., expiring 3/7/2024*(Cost $—)	5,500	6,298
	SHARES
Short-Term Investments — 0.9%
Investment Companies — 0.9%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (c) (d)(Cost $4,761,897)	4,761,897	4,761,897
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (c) (d)(Cost $6,525)	6,525	6,525
Total Short-Term Investments (Cost $4,768,422)		4,768,422
Total Investments — 100.4% (Cost $537,168,848)		533,727,443
Liabilities in Excess of Other Assets — (0.4)%		(1,878,609)
NET ASSETS — 100.0%		531,848,834

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $5,880.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2024.
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	17.6%
Semiconductors & Semiconductor Equipment	9.9
Oil, Gas & Consumable Fuels	6.1
Technology Hardware, Storage & Peripherals	5.9
Broadline Retail	4.3
Interactive Media & Services	4.1
Metals & Mining	3.6
Automobiles	2.8
IT Services	2.7
Chemicals	2.7
Industrial Conglomerates	2.6
Electronic Equipment, Instruments & Components	2.4
Insurance	2.3
Hotels, Restaurants & Leisure	1.7
Food Products	1.7
Beverages	1.6
Pharmaceuticals	1.4
Real Estate Management & Development	1.3
Consumer Staples Distribution & Retail	1.3
Wireless Telecommunication Services	1.3
Electric Utilities	1.3
Electrical Equipment	1.3
Diversified Telecommunication Services	1.3
Financial Services	1.2
Independent Power and Renewable Electricity Producers	1.2
Capital Markets	1.0
Construction Materials	1.0
Others (each less than 1.0%)	13.5
Short-Term Investments	0.9

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	58	03/15/2024	USD	2,844,320	(26,908)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$75,309	$—	$75,309
Brazil	28,031,668	—	—	28,031,668
Chile	2,670,540	—	—	2,670,540
China	10,228,341	113,456,389	—	123,684,730
Colombia	1,149,905	—	—	1,149,905
Czech Republic	449,661	178,867	—	628,528

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Egypt	$—	$508,003	$—	$508,003
Greece	1,262,355	718,690	—	1,981,045
Hong Kong	792,110	525,068	—	1,317,178
Hungary	1,264,494	—	—	1,264,494
India	356,314	108,743,871	—	109,100,185
Indonesia	595,020	10,692,045	—	11,287,065
Kuwait	122,284	4,633,270	—	4,755,554
Luxembourg	244,990	—	—	244,990
Malaysia	1,911,858	7,012,354	—	8,924,212
Mexico	12,009,382	—	—	12,009,382
Peru	865,269	—	—	865,269
Philippines	1,031,691	2,976,824	—	4,008,515
Qatar	1,086,043	3,954,051	—	5,040,094
Saudi Arabia	1,259,911	19,801,208	—	21,061,119
South Africa	8,971,777	5,272,491	—	14,244,268
South Korea	—	62,805,055	—	62,805,055
Taiwan	—	86,526,278	—	86,526,278
Thailand	—	8,068,294	—	8,068,294
Turkey	759,152	3,249,739	—	4,008,891
United Arab Emirates	11,685,659	2,547,237	—	14,232,896
United States	246,393	212,863	—	459,256
Total Common Stocks	86,994,817	441,957,906	—	528,952,723
Rights	—	6,298	—	6,298
Short-Term Investments
Investment Companies	4,761,897	—	—	4,761,897
Investment of Cash Collateral from Securities Loaned	6,525	—	—	6,525
Total Short-Term Investments	4,768,422	—	—	4,768,422
Total Investments in Securities	$91,763,239	$441,964,204	$—	$533,727,443
Depreciation in Other Financial Instruments
Futures Contracts	$(26,908)	$—	$—	$(26,908)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan BetaBuilders Emerging Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	$—	$58,445	$51,920	$—	$—	$6,525	6,525	$199	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	4,440,195	17,917,479	17,595,777	—	—	4,761,897	4,761,897	63,605	—
Total	$4,440,195	$17,975,924	$17,647,697	$—	$—	$4,768,422		$63,804	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.